Expense Example - FidelityValueDiscoveryFund-KPRO - FidelityValueDiscoveryFund-KPRO - Fidelity Value Discovery Fund - Fidelity Value Discovery Fund - Class K	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 55
3 years	173
5 years	302
10 years	$ 677